Short Term Convertible Notes payable consisted of the following (Details) (USD $)	Jun. 30, 2014	Dec. 31, 2013
Short Term Convertible Notes payable consisted of the following
Dart Union Notes at Interest Rate 6%		$ 20,000
Dart Union Notes at Interest Rate 6%		25,000
Dart Union Notes at Interest Rate 6%		20,000
Accrued Interest		4,221
Total Dart Union		69,221
JMJ Financial Notes at Interest Rate 12%		97,440
JMJ Financial Notes at Interest Rate 12%		64,960
JMJ Financial Notes at Interest Rate 12%		64,960
Unamortized debt discount, fees and interest expense		(36,306)
Total JMJ Financial		191,054
Asher Enterprises Notes at Interest Rate 8%		53,000
Asher Enterprises Notes at Interest Rate 8%		42,500
Asher Enterprises Notes at Interest Rate 8%		32,500
Accrued Interest		3,545
Total Asher Enterprises		131,545
Gel Properties Notes at Interest Rate 6%		52,500
Gel Properties Notes at Interest Rate 6%		52,500
Accrued Interest		1,320
Total Gel Properties		53,820
Vista Capital Investments Notes at Interest Rate 12%		30,800
Vista Capital Investments Notes at Interest Rate 12%		30,800
Unamortized debt discount and interest expense		(9,544)
Total Vista Capital Investments		52,056
LG Capital Funding, LLC Notes at Interest Rate 12%		63,448
Unamortized debt discount and interest expense		(14,269)
Total LG Capital Funding, LLC		49,179
Tonaquint, Inc. Notes at Interest Rate 10%	48,150	155,650
Unamortized debt discount and interest expense	(3,732)	(33,638)
Total Tonaquint, Inc.	44,418	122,012
Total Short-Term Notes Payable	$ 44,418	$ 668,887